Operations And Organization (Schedule Of Equity Interests (Details)	Oct. 05, 2012	Dec. 31, 2012 ETP [Member]	Dec. 31, 2012 Regency [Member]
Incentive Distribution Rights	100.00%	100.00%	100.00%
Limited Partner Units		50,226,967	26,266,791
General Partner Interest	2.00%	0.90%	1.60%